PROPERTY, PLANT, AND EQUIPMENT (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2022	Jan. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation			$ 42,181	$ 88,562
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property		$ 30,578
Physical Therapy Equipment And Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property			$ 113,869
Physical Therapy Equipment [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	$ 82,560